BASIS OF PREPARATION (Tables)	12 Months Ended
Jun. 30, 2020
Basis Of Preparation
Functional and presentation currency
Name of Subsidaries	Place of Incorporation	Proportion of Ownership Interest	Direct /Indirect	Currency

CordovaCann Holdings Canada, Inc.	Ontario, Canada	100%	Direct	Canadian Dollars
Cordova Investments Canada, Inc.	Ontario, Canada	100%	Direct	Canadian Dollars
2734158 Ontario Inc.	Ontario, Canada	50.1%	Indirect	Canadian Dollars
CordovaCann Holdings, Inc.	Delaware, USA	100%	Direct	Canadian Dollars
Cordova CO Holdings, LLC	Colorado, USA	100%	Indirect	United States Dollars
Cordova OR Holdings, LLC	Oregon, USA	100%	Indirect	United States Dollars
CDVA Enterprises, LLC	California, USA	100%	Indirect	United States Dollars
Cordova CA Holdings, LLC	California, USA	100%	Indirect	United States Dollars
Cordova OR Operations, LLC	Oregon, USA	100%	Indirect	United States Dollars
Cannabilt Farms, LLC	Oregon, USA	100%	Indirect	United States Dollars
Cannabilt OR Retail, LLC	Oregon, USA	100%	Indirect	United States Dollars
Cannabilt Holdings, Inc.	Oregon, USA	100%	Indirect	United States Dollars
Future Processing, LLC	Oregon, USA	100%	Indirect	United States Dollars